Financial Assets at Fair Value Through Other Comprehensive Income - Schedule of Debt Financial Instruments (Details) - Debt Instruments Valued At Fair Value [Member] - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Debt Financial Instruments [Line Items]
Total	$ 3,548,971	$ 2,088,345
Debt financial instruments from the Central Bank of Chile [Member] | At fair value [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments issued by the Chilean Government and Central Bank of Chile
Bonds and Promissory notes from the General Treasury of the Republic [Member] | At fair value [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments issued by the Chilean Government and Central Bank of Chile	1,174,234	660,321
Other fiscal debt financial instruments [Member] | At fair value [Member] | Instruments issued by the Chilean Government and Central Bank of Chile [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments issued by the Chilean Government and Central Bank of Chile	72	456
Debt financial instruments from other domestic banks [Member] | At fair value [Member] | Other Instruments Issued in Chile [Member]
Schedule of Debt Financial Instruments [Line Items]
Other Instruments Issued in Chile	2,234,247	1,321,030
Bonds and trade effects from domestic companies [Member] | At fair value [Member] | Other Instruments Issued in Chile [Member]
Schedule of Debt Financial Instruments [Line Items]
Other Instruments Issued in Chile	104,679	54,600
Other debt financial instruments issued in the country [Member] | At fair value [Member] | Other Instruments Issued in Chile [Member]
Schedule of Debt Financial Instruments [Line Items]
Other Instruments Issued in Chile
Financial instruments from foreign Central Banks [Member] | At fair value [Member] | Instruments Issued Abroad [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments Issued Abroad
Financial instruments from foreign governments and fiscal entities [Member] | At fair value [Member] | Instruments Issued Abroad [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments Issued Abroad	35,739	48,883
Debt financial instruments from other foreign banks [Member] | At fair value [Member] | Instruments Issued Abroad [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments Issued Abroad
Bonds and trade effects from foreign companies [Member] | At fair value [Member] | Instruments Issued Abroad [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments Issued Abroad		3,055
Other debt financial instruments issued abroad [Member] | At fair value [Member] | Instruments Issued Abroad [Member]
Schedule of Debt Financial Instruments [Line Items]
Instruments Issued Abroad